Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: allowance for credit losses	$ (405,181)	$ (367,577)	$ (375,975)
Account receivable, net	11,170,072	9,633,289
Third-Party Customers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	11,575,253	10,000,866
Non-State-Owned Customers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	9,177,228	7,401,526
State-Owned Customers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 2,398,025	$ 2,599,340